Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted

	Year Ended December 31, 2013	Year Ended December 31, 2012	Period From June 28, 2011 to December 31, 2011
	Successor	Successor	Successor
Numerator
Income (loss) from continuing operations	$(80,657)	$(150,045)	$158,898
Net (income) loss attributable to non-controlling interests	18,641	35,548	(39,187)
Declared dividends allocated to unvested shares	(200)	—	—
Preferred stock dividends	(162)	(296)	(137)
Income (loss) from continuing operations attributable to common stockholders	(62,378)	(114,793)	119,574
Loss from discontinued operations, net of non-controlling interests	(31,518)	(8,070)	(4,360)
Net income (loss) attributable to the Company's common stockholders, basic and diluted	$(93,896)	$(122,863)	$115,214
Denominator:
Weighted average number of vested common shares outstanding	188,993	180,675	180,675
Earnings (loss) per share- basic and fully diluted:
Income (loss) from continuing operations	$(0.33)	$(0.64)	$0.66
Loss from discontinued operations	$(0.17)	$(0.04)	$(0.02)
	$(0.50)	$(0.68)	$0.64